Finance income and finance costs - Schedule of Finance Income Earned (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Details Of Finance Income [Abstract]
Changes in the fair value of derivatives (see Note 20)	$ 147,221	$ 79,116
Interest income from cash and cash equivalents	1,212	1,683
Gain on lease termination	765	0
Other interest income	49	24
Finance income	$ 149,247	$ 80,823